1
The Gabelli Value 25 Fund Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 93.2%
Automotive  — 0.4%
80,000 Iveco Group NV† ...................................... $ 749,548
Automotive: Parts and Accessories  — 5.1%
65,000 Dana Inc. ................................................. 953,550
78,996 Garrett Motion Inc.† ................................. 622,488
63,000 Genuine Parts Co. ..................................... 9,095,940
10,671,978
Broadcasting  — 7.4%
7,000 Liberty Broadband Corp., Cl. A† ................ 636,370
23,500 Liberty Broadband Corp., Cl. C† ................ 2,146,020
79,000 Liberty Media Corp.-Liberty SiriusXM† ...... 2,011,340
520,000 Paramount Global, Cl. A ............................ 8,210,800
195,000 Sinclair Inc. .............................................. 2,187,900
30,000 TEGNA Inc. .............................................. 437,100
15,629,530
Building and Construction  — 0.7%
26,000 Johnson Controls International plc ............ 1,383,460
Cable and Satellite  — 4.8%
18,500 AMC Networks Inc., Cl. A† ........................ 217,930
100,000 Comcast Corp., Cl. A ................................ 4,434,000
85,000 DISH Network Corp., Cl. A† ...................... 498,100
37,000 EchoStar Corp., Cl. A† .............................. 619,750
139,000 Liberty Global plc, Cl. A† .......................... 2,379,680
38,000 Liberty Global plc, Cl. C† .......................... 705,280
34,000 Rogers Communications Inc., Cl. B ........... 1,305,260
10,160,000
Computer Software and Services  — 1.4%
10,000 Meta Platforms Inc., Cl. A† ....................... 3,002,100
Consumer Products  — 1.2%
52,000 Edgewell Personal Care Co. ...................... 1,921,920
10,000 Energizer Holdings Inc. ............................. 320,400
7,000 The Scotts Miracle-Gro Co. ....................... 361,760
2,604,080
Diversified Industrial  — 5.2%
39,000 Ampco-Pittsburgh Corp.† ......................... 102,570
210,000 Bollore SE ................................................ 1,130,095
66,500 Crane Co. ................................................. 5,907,860
17,000 DuPont de Nemours Inc. .......................... 1,268,030
14,000 Honeywell International Inc. ...................... 2,586,360
10,994,915
Electronics  — 8.0%
100,000 Resideo Technologies Inc.† ...................... 1,580,000
185,000 Sony Group Corp., ADR ............................ 15,245,850
16,825,850
Energy and Utilities  — 6.3%
31,000 Callon Petroleum Co.† .............................. 1,212,720
52,000 Dril-Quip Inc.† .......................................... 1,464,840
Shares
Market
Value
76,000 Halliburton Co. ......................................... $ 3,078,000
147,000 National Fuel Gas Co. ................................ 7,630,770
13,386,330
Entertainment  — 14.8%
33,000 Atlanta Braves Holdings Inc., Cl. A† .......... 1,289,310
128,040 Atlanta Braves Holdings Inc., Cl. C† .......... 4,574,869
44,000 Fox Corp., Cl. A ........................................ 1,372,800
770,000 Grupo Televisa SAB, ADR ......................... 2,348,500
7,000 Liberty Media Corp.-Liberty Live, Cl. C† .... 224,700
90,052 Madison Square Garden Entertainment
Corp.† .................................................. 2,963,612
54,000 Madison Square Garden Sports Corp. ....... 9,520,200
93,052 Sphere Entertainment Co.† ....................... 3,457,812
19,700 The Walt Disney Co.† ............................... 1,596,685
150,000 Vivendi SE ................................................ 1,315,642
230,000 Warner Bros Discovery Inc.† .................... 2,497,800
31,161,930
Environmental Services  — 6.9%
69,500 Republic Services Inc. .............................. 9,904,445
34,000 Waste Connections Inc. ............................ 4,566,200
14,470,645
Equipment and Supplies  — 1.8%
50,000 Flowserve Corp. ....................................... 1,988,500
7,500 Valmont Industries Inc. ............................. 1,801,575
3,790,075
Financial Services  — 11.3%
76,000 American Express Co. ............................... 11,338,440
29,000 Citigroup Inc. ........................................... 1,192,770
30,000 Loews Corp. ............................................. 1,899,300
185,000 The Bank of New York Mellon Corp. .......... 7,890,250
5,000 The Goldman Sachs Group Inc. ................. 1,617,850
23,938,610
Food and Beverage  — 5.6%
49,000 Diageo plc, ADR ....................................... 7,309,820
64,000 Mondelēz International Inc., Cl. A .............. 4,441,600
11,751,420
Health Care  — 0.8%
27,500 Perrigo Co. plc ......................................... 878,625
8,000 Zimmer Biomet Holdings Inc. ................... 897,760
1,776,385
Hotels and Gaming  — 1.7%
43,500 Ryman Hospitality Properties Inc., REIT .... 3,622,680
Machinery  — 2.3%
303,744 CNH Industrial NV .................................... 3,675,302
100,000 CNH Industrial NV, Borsa Italiana .............. 1,220,067
4,895,369
Metals and Mining  — 5.1%
23,500 Freeport-McMoRan Inc. ............................ 876,315

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining (Continued)
269,000 Newmont Corp. ........................................ $ 9,939,550
10,815,865
Telecommunication Services  — 0.4%
58,000 Telesat Corp.† .......................................... 829,400
Telecommunications  — 0.9%
108,000 Telephone and Data Systems Inc. .............. 1,977,480
Wireless Communications  — 1.1%
54,000 United States Cellular Corp.† .................... 2,320,380
TOTAL COMMON STOCKS .................. 196,758,030
RIGHTS  — 0.0%
Health Care  — 0.0%
2,000 ABIOMED Inc., CVR† ................................ 3,500
Shares
Market
Value
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
25,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 8,000
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.8%
$ 14,355,000 U.S. Treasury Bills,
5.294% to 5.441%††,
10/12/23 to 02/22/24 ............................ 14,278,596
TOTAL INVESTMENTS — 100.0%
(Cost $118,567,548) ............................. $ 211,048,126
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust